MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
A summary of the movements in our marketable securities for the six months ended June 30, 2019 and year ended December 31, 2018 is presented in the table below:

(in thousands of $)	2019	2018
Balance at start of period	836	19,231
Shares disposed of	—	(16,749)
Unrealized gain (loss) on marketable securities	302	(3,526)
Repurchase of securities pledged to creditors	8,392	10,272
Marketable securities pledged to creditors	(8,552)	(8,392)
Balance at end of period	978	836